Capital Stock and Warrants: Stock Warrants: Fair Value, by Balance Sheet Grouping (Tables)	3 Months Ended
Sep. 30, 2012
Fair Value, by Balance Sheet Grouping:
Fair Value, by Balance Sheet Grouping
Risk free interest rate:
2012:	0.24% - 1.51%
2011:	1.31%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	102.90% - 113.77%
2011:	200%

Weighted average remaining life
2012:	1.63
2011:	2.75